WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 99.7%
Alabama - 1.4%
Southeast Alabama Gas Supply District, Gas Supply Revenue:
Project No 1, Series C (SIFMA Municipal Swap Index Yield + 0.650%)	3.950%	4/1/24	$5,000,000	$4,999,996	(a)(b)
Project No 2, Series B (1 mo. Term SOFR x 0.670 + 0.114%)	4.491%	6/1/24	1,000,000	997,948	(a)(b)

Total Alabama				5,997,944

Arizona - 4.2%
Chandler, AZ, IDA Revenue:
Intel Corp. Project	5.000%	6/3/24	12,170,000	12,207,190	(a)(b)(c)
Intel Corp. Project	5.000%	9/1/27	1,250,000	1,290,866	(a)(b)(c)
Coconino County, AZ, Pollution Control Corp. Revenue, Nevada Power Company Project, Series A, Refunding	4.125%	3/31/26	1,000,000	1,000,235	(a)(b)(c)
Maricopa County, AZ, IDA Revenue, Banner Health Obligation Group, Series A, Refunding	5.000%	1/1/31	1,750,000	1,831,053
Maricopa County, AZ, Pollution Control Corp. Revenue, Public Service Company of New Mexico Palo Verde Project, Series A, Refunding	0.875%	10/1/26	2,000,000	1,786,381	(a)(b)

Total Arizona				18,115,725

California - 4.7%
California State Community Choice Financing Authority Revenue, Clean Energy Project, Green Bonds, Climate Bond Certified, Series A	4.000%	12/1/27	2,400,000	2,384,632	(a)(b)
California State Infrastructure & Economic Development Bank Revenue, Los Angeles County Museum of Art, Series B, Refunding (SIFMA Municipal Swap Index Yield + 0.700%)	4.000%	6/1/26	1,500,000	1,460,749	(a)(b)
California State MFA Revenue:
Waste Management Inc. Project, Series A	4.250%	12/2/24	2,500,000	2,486,317	(a)(b)(c)
Waste Management Inc. Project, Series A	1.300%	2/3/25	1,600,000	1,545,696	(a)(b)(d)
California State Public Finance Authority, Senior Living Revenue, Enso Village Project, Green Bond, Series B-3, Refunding	2.125%	11/15/27	1,000,000	953,266	(d)
California State, GO, Various Purpose, Refunding	5.000%	10/1/27	3,750,000	4,074,657

See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2023 Quarterly Report	1

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - continued
Los Angeles, CA, Department of Airports Revenue, Subordinated, Los Angeles International Airport, Series D	5.000%	5/15/25	$6,000,000	$6,126,185	(c)
Rio, CA, Elementary School District, Ventura County, GO, Anticipation Notes, BAM	0.000%	7/1/28	1,000,000	851,878

Total California				19,883,380

Colorado - 3.0%
City & County of Denver, CO, Airport System Revenue:
Series A	5.000%	12/1/25	2,000,000	2,048,102	(c)
Series A	5.000%	11/15/26	2,405,000	2,508,369	(c)
Series A	5.000%	11/15/29	2,500,000	2,713,556	(c)
Series B	5.000%	11/15/27	3,500,000	3,694,919	(c)
University of Colorado Revenue, Green Bond, Series C, Refunding	2.000%	10/15/24	2,060,000	2,025,190	(a)(b)

Total Colorado				12,990,136

Connecticut - 6.6%
Connecticut State Housing Finance Authority
Revenue, Housing Mortgage Finance Program,
Series A-3	0.600%	11/15/26	850,000	759,456
Connecticut State, GO:
Series A	5.000%	1/15/27	180,000	192,074
Series A	5.000%	4/15/29	4,275,000	4,570,984
Series D	4.000%	8/15/30	7,250,000	7,397,931
Series E	5.000%	10/15/28	5,000,000	5,284,596
Connecticut State, Special Tax Revenue:
Transportation Infrastructure Purpose, Series A	5.000%	9/1/29	5,270,000	5,546,269
Transportation Infrastructure Purpose, Series B, Refunding	5.000%	7/1/26	1,250,000	1,317,311
Transportation Infrastructure Purpose, Series B, Refunding	5.000%	7/1/27	1,750,000	1,886,000
New Haven, CT, GO, Series A, AGM	5.000%	8/1/25	1,200,000	1,233,493

Total Connecticut				28,188,114

Delaware - 0.2%
Delaware State EDA Revenue, Delmarva Power & Light Co. Project, Series A, Refunding	1.050%	7/1/25	1,000,000	954,852	(a)(b)

District of Columbia - 1.6%
District of Columbia Revenue, Children’s Hospital Obligated Group Issue, Refunding	5.000%	7/15/28	2,495,000	2,573,746

See Notes to Schedule of Investments.

2	Western Asset Short Duration Municipal Income Fund 2023 Quarterly Report

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
District of Columbia - continued
District of Columbia, GO, Series D	5.000%	6/1/32	$2,665,000	$2,812,820
Metropolitan Washington, DC, Airports Authority Aviation Revenue, Series A, Refunding	5.000%	10/1/27	1,500,000	1,586,094	(c)

Total District of Columbia				6,972,660

Florida - 2.9%
Central Florida Expressway Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/29	1,645,000	1,709,912
Citizens Property Insurance Corp., Coastal Account Revenue, Senior Secured Bonds, Series A-1	5.000%	6/1/25	900,000	912,961
Florida State Insurance Assistance Interlocal Agency Inc., Insurance Assessment Revenue, Series A-1	5.000%	9/1/28	4,500,000	4,704,508
Jacksonville, FL, Revenue, Series 2014, Refunding	5.000%	10/1/27	1,000,000	1,011,446
Miami-Dade County, FL, IDA Revenue, Waste Management Inc. Project, Series B (SIFMA Municipal Swap Index Yield + 0.375%)	3.675%	7/1/24	1,500,000	1,490,965	(a)(b)(c)
Miami-Dade County, FL, Seaport Revenue, Series A, Refunding	5.000%	10/1/27	2,225,000	2,352,706	(c)
Palm Beach County, FL, Health Facilities Authority Revenue, Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Refunding	4.000%	6/1/26	230,000	224,989

Total Florida				12,407,487

Georgia - 1.5%
Atlanta, GA, Airport Passenger Facility Charge, General Revenue, Subordinate Lien, Series D	5.000%	7/1/26	5,000,000	5,180,958	(c)
Monroe County, GA, Development Authority, PCR, Georgia Power Co. Plant Scherer Project	2.250%	7/1/25	1,150,000	1,103,033

Total Georgia				6,283,991

Illinois - 4.6%
Chicago, IL, O’Hare International Airport Revenue:
General, Senior Lien, Series A, Refunding	5.000%	1/1/27	3,000,000	3,021,731	(c)
General, Senior Lien, Series B, Refunding	5.000%	1/1/26	1,520,000	1,582,196
Cook County, IL, School District No 87 Berkeley, GO, AGM	5.000%	12/1/25	500,000	518,549
Illinois State Finance Authority Revenue, The Carle Foundation, Series A, Refunding	5.000%	8/15/25	2,090,000	2,146,726

See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2023 Quarterly Report	3

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - continued
Illinois State, GO:
Series A	5.000%	3/1/28	$1,875,000	$1,994,263
Series D	5.000%	11/1/27	3,090,000	3,274,065
Series of October 2016, Refunding	5.000%	2/1/28	1,890,000	1,981,035
Metropolitan Pier & Exposition Authority, IL, Revenue, Mccormick Place Expansion Project, Series A, Refunding	3.000%	6/15/24	2,500,000	2,482,981
Sales Tax Securitization Corp. Revenue, Series A	5.000%	1/1/25	2,450,000	2,493,553

Total Illinois				19,495,099

Indiana - 2.9%
Indiana State Finance Authority:
Environmental Facilities Revenue, Indianapolis Power & Light Company Project, Series B, Refunding	0.650%	8/1/25	1,000,000	931,748
Environmental Improvement Revenue, United States Steel Corp. Project, Series A, Refunding	4.125%	12/1/26	1,500,000	1,470,454
Health System Revenue, Indiana University Health, Series B	2.250%	7/1/25	1,320,000	1,290,820	(a)(b)
Indiana State Finance Authority Revenue, Wastewater Utility, First Lien, CWA Authority Project, Series A, Refunding	5.000%	10/1/29	1,275,000	1,369,265	(e)
Indianapolis, IN, Local Public Improvement Bond Bank, Indianapolis Airport Authority Project, Series 2019D, Refunding	5.000%	1/1/29	7,030,000	7,528,181	(c)

Total Indiana				12,590,468

Iowa - 0.7%
Iowa State Finance Authority, Solid Waste Facility Revenue, Iowa Renewable Natural Gas Project, Green Bond, LOC - Citibank N.A.	1.500%	4/1/24	2,405,000	2,380,911	(a)(b)(c)
Iowa Tobacco Settlement Authority Revenue, Asset Backed Senior Bonds, Class 1, Series A-2, Refunding	5.000%	6/1/28	500,000	524,560

Total Iowa				2,905,471

See Notes to Schedule of Investments.

4	Western Asset Short Duration Municipal Income Fund 2023 Quarterly Report

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Kansas - 1.1%
Kansas State Department of Transportation Highway Revenue:
Series B	5.000%	9/1/26	$2,600,000	$2,688,381
Series C-4 (1 mo. USD LIBOR x 0.700 + 0.500%)	4.304%	9/1/24	2,000,000	1,996,289	(b)

Total Kansas				4,684,670

Kentucky - 5.7%
Ashland, KY, Ashland Hospital Corp., Revenue, Refunding	5.000%	2/1/24	575,000	575,851
Kentucky State PEA, Gas Supply Revenue:
Series B	4.000%	1/1/25	2,050,000	2,035,202	(a)(b)
Series C	4.000%	6/1/25	15,130,000	15,064,274	(a)(b)
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare Inc., Series A	5.000%	10/1/25	1,550,000	1,596,224
Trimble County, KY, Environmental Facility Revenue, Louisville Gas and Electric Company Project, Series A	4.700%	6/1/27	2,000,000	2,011,315	(a)(b)(c)(e)
Trimble County, KY, Revenue, Pollution Control Bonds, Louisville Gas and Electric Company Project, Series A	0.625%	9/1/26	3,250,000	2,959,769

Total Kentucky				24,242,635

Louisiana - 3.9%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, East Baton Rouge Sewerage Commission Project, Series B, Refunding	0.875%	2/1/25	4,000,000	3,855,539	(a)(b)
Louisiana State Offshore Terminal Authority Revenue:
Deep Water Port Bonds, Series A	4.150%	9/1/27	4,000,000	4,049,300	(e)
Deep Water Port Bonds, Series C	1.650%	12/1/23	3,150,000	3,150,000	(a)(b)
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Series B-1, Refunding	2.125%	7/1/24	1,750,000	1,719,869	(a)(b)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	3,900,000	3,706,908	(a)(b)

Total Louisiana				16,481,616

See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2023 Quarterly Report	5

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Maryland - 0.7%
Maryland State, GO, State And Local Facilities Loan:
Series A	4.000%	3/15/30	$1,760,000	$1,817,493
Series A	5.000%	3/15/31	1,040,000	1,136,424

Total Maryland				2,953,917

Massachusetts - 1.0%
Massachusetts State Port Authority Revenue, Series C	5.000%	7/1/25	4,105,000	4,201,808	(c)

Michigan - 3.2%
Hazel School District, MI, GO:
Refunding, Q-SBLF	4.000%	5/1/26	1,405,000	1,430,666
Refunding, Q-SBLF	4.000%	5/1/27	1,460,000	1,500,915
Refunding, Q-SBLF	4.000%	5/1/29	1,580,000	1,651,190
Michigan State Finance Authority Revenue,
Mclaren Health Care, Series D-1, Refunding	1.100%	10/15/27	1,325,000	1,224,002
Michigan State HDA Revenue, Series A	1.500%	6/1/29	1,730,000	1,479,974
Michigan State Strategic Fund Limited
Obligation Revenue:
Consumers Energy Company Project, Remarketing	0.875%	10/8/26	1,335,000	1,175,802	(a)(b)(c)
Graphic Packaging International, LLC Coated Recycled Machine Project, Green Bonds	4.000%	10/1/26	2,000,000	1,959,638	(a)(b)(c)
Wayne County, MI, Airport Authority Revenue, Series F, Refunding	5.000%	12/1/27	3,380,000	3,436,022	(c)

Total Michigan				13,858,209

Mississippi - 0.1%
Mississippi State Development Bank Revenue, Jackson Infrastructure Project	5.000%	9/1/25	590,000	598,380

Missouri - 0.5%
Missouri State Environmental Improvement & Energy Resources Authority Revenue, Kansas
City Power & Light Co. Project	3.500%	7/1/25	1,000,000	989,161	(a)(b)(c)
Missouri State HEFA Revenue, Saint Luke’s Health System, Inc.	5.000%	11/15/26	1,015,000	1,053,509

Total Missouri				2,042,670

See Notes to Schedule of Investments.

6	Western Asset Short Duration Municipal Income Fund 2023 Quarterly Report

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Nebraska - 1.0%
Central Plains, NE, Energy Project, Gas Supply Revenue, Refunding, LIQ - Royal Bank of Canada	4.000%	8/1/25	$3,115,000	$3,114,690	(a)(b)
Washington County, NE, Wastewater and Solid Waste Disposal Facilities Revenue, Cargill Incorporated Project, Refunding	0.900%	9/1/25	1,200,000	1,147,276	(a)(b)(c)

Total Nebraska				4,261,966

New Jersey - 7.6%
Gloucester County, NJ, Improvement Authority Revenue, Rowan University Student Center Projects	0.600%	3/1/24	2,250,000	2,225,523
New Jersey State EDA Revenue:
Motor Vehicle Surcharges Subordinate, Series A, BAM, Refunding	5.000%	7/1/27	445,000	472,895
Motor Vehicle Surcharges Subordinate, Series A, BAM, Refunding	5.000%	7/1/28	5,005,000	5,314,099
Natural Gas Facilities Revenue, Series C, Refunding	2.450%	4/1/26	2,250,000	2,186,911	(a)(b)(c)
School Facilities Construction, Series SSS, Refunding	5.000%	6/15/26	2,000,000	2,054,419	(e)
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation System, CAB, Series A, BAM	0.000%	12/15/27	5,035,000	4,415,543
Transportation System, CAB, Series C, AGM	0.000%	12/15/29	2,250,000	1,836,780
Transportation System, CAB, Series C, AGM	0.000%	12/15/32	1,375,000	1,002,788
New Jersey State Turnpike Authority Revenue,
Series D-1, Refunding (1 mo. Term SOFR x 0.700 + 0.114%)	4.504%	1/1/24	9,785,000	9,785,283	(b)
New Jersey State, GO, COVID-19 Emergency Bonds, Series A	5.000%	6/1/29	1,865,000	2,067,301
Trenton, NJ, GO, Series 2020, AGM, State Aid Withholding	2.000%	7/15/31	1,455,000	1,271,914

Total New Jersey				32,633,456

New York - 10.8%
Long Island, NY, Power Authority:
Electric System Revenue, Series B, Refunding	1.500%	9/1/26	4,580,000	4,284,449	(a)(b)
Electric System Revenue, Series B, Refunding	5.000%	9/1/27	7,625,000	8,039,696	(a)(b)

See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2023 Quarterly Report	7

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

Security	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - continued
Long Island, NY, Power Authority Electric System Revenue:
Series B, Refunding	1.650%	9/1/24	$5,500,000	$5,413,089	(a)(b)
Series B, Refunding	0.850%	9/1/25	4,900,000	4,652,032	(a)(b)
New York City, NY, HDC, MFH Revenue:
Green Bond, Series F-2, FHA	0.600%	7/1/25	8,845,000	8,316,241	(a)(b)
Green Bond, Series G, FHA	0.600%	11/1/26	1,075,000	961,586
New York City, NY, Municipal Water Finance
Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2015, Series FF, Refunding	5.000%	6/15/30	2,770,000	2,846,437
New York City, NY, Transportation Development Corp. Revenue, American Airlines Inc., John F. Kennedy International Airport Project	2.250%	8/1/26	1,850,000	1,752,862	(c)
Port Authority of New York & New Jersey Revenue:
Consolidated Series 207	5.000%	9/15/32	300,000	315,502	(c)
Consolidated Series 226	5.000%	10/15/25	2,000,000	2,057,087	(c)
Triborough Bridge & Tunnel Authority, NY,
Revenue, Senior Lien-MTA Bridges & Tunnels:
Green Bonds, Series A, Refunding	5.000%	11/15/27	2,500,000	2,725,897
Green Bonds, Series B, Refunding	5.000%	11/15/30	4,000,000	4,566,243

Total New York				45,931,121

North Carolina - 0.4%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Atrium Health, Series E, Remarketing	0.800%	10/31/25	2,000,000	1,896,614	(a)(b)

Ohio - 4.1%
American Municipal Power Inc., OH, Revenue, Combined Hydroelectric Project, Subseries A-2, Refunding	1.000%	8/15/24	3,130,000	3,065,540	(a)(b)
Cleveland, OH, Airport System Revenue, Series A, Refunding	5.000%	1/1/25	1,250,000	1,264,818	(c)
Lancaster, OH, Port Authority, Gas Supply Revenue, Series A, Refunding, LIQ - Royal Bank of Canada	5.000%	2/1/25	6,100,000	6,159,535	(a)(b)

See Notes to Schedule of Investments.

8	Western Asset Short Duration Municipal Income Fund 2023 Quarterly Report

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio - continued
Ohio State Air Quality Development Authority Revenue, American Electric Co. Project, Series D, Refunding	2.100%	10/1/24	$3,500,000	$3,401,630	(a)(b)(c)
Ohio State Hospital Revenue, Cleveland Clinic Health System Obligated Group, Series A, Refunding	5.000%	1/1/30	3,350,000	3,620,521

Total Ohio				17,512,044

Oregon - 1.1%
Lane County, OR, School District No 1, Pleasant Hill, GO, CAB, Series B	0.000%	6/15/27	1,320,000	1,164,922
Salem-Keizer School District No 24J, OR:
GO, Series B	0.000%	6/15/28	845,000	726,367
GO, Series B	0.000%	6/15/30	1,050,000	836,546
Marion and Polk Counties, GO, Series 2018	5.000%	6/15/31	2,000,000	2,183,673

Total Oregon				4,911,508

Pennsylvania - 5.5%
Commonwealth of Pennsylvania:
GO, Series 2016	5.000%	9/15/28	2,465,000	2,597,162
GO, Series 2017, Refunding	5.000%	1/1/28	4,900,000	5,210,059
General Authority of Southcentral Pennsylvania, Series B (SIFMA Municipal Swap Index Yield + 0.600%)	3.900%	6/1/24	1,500,000	1,493,963	(a)(b)
Pennsylvania State Economic Development Financing Authority Revenue:
Sewage Sludge Disposal, Philadelphia Biosolids Facility Project	3.000%	1/1/24	865,000	864,127
Sewage Sludge Disposal, Philadelphia Biosolids Facility Project	4.000%	1/1/26	1,220,000	1,214,416
Solid Waste Disposal, Waste Management Inc. Project	2.150%	7/1/24	1,450,000	1,432,297	(a)(b)(c)
Solid Waste Disposal, Waste Management Inc. Project, Series A (SIFMA Municipal Swap Index Yield + 0.400%)	3.700%	6/3/24	1,500,000	1,492,104	(a)(b)(c)
Solid Waste Disposal, Waste Management Inc. Project, Series A	1.750%	8/1/24	3,250,000	3,206,612	(a)(b)(c)
Pennsylvania State Higher EFA Revenue, University of Pennsylvania Health System:
Series B, Refunding	5.000%	8/15/25	900,000	926,682
Series B, Refunding	5.000%	8/15/26	1,000,000	1,052,854

See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2023 Quarterly Report	9

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - continued
Pennsylvania State Turnpike Commission Revenue:
Series A, Refunding	4.000%	12/1/26	$635,000	$654,031
Series C, Refunding	5.000%	12/1/26	1,300,000	1,379,376
Philadelphia, PA, Airport Revenue, Series B, Refunding	5.000%	7/1/25	1,975,000	2,014,575	(c)

Total Pennsylvania				23,538,258

South Carolina - 1.4%
Patriots Energy Group Financing Agency Gas Supply Revenue, Subseries B-2, Refunding (SOFR x 0.670 + 1.900%)	5.464%	3/1/31	2,000,000	2,018,013	(a)(b)
South Carolina State Ports Authority Revenue, Series 2018	5.000%	7/1/27	3,600,000	3,773,206	(c)

Total South Carolina				5,791,219

Tennessee - 2.2%
Tennessee State Energy Acquisition Corp., Natural Gas Revenue, Series 2018	4.000%	11/1/25	9,445,000	9,385,882	(a)(b)

Texas - 12.1%
Corpus Christi, TX, Utility System Revenue, Junior Lien Improvement Bonds, Series A	5.000%	7/15/27	1,500,000	1,536,613
Cypress-Fairbanks, TX, ISD, GO, Series B-1, PSF - GTD	0.280%	8/15/24	6,120,000	5,977,085	(a)(b)
DeSoto, TX, ISD, GO, Refunding, PSF - GTD	0.000%	8/15/26	580,000	522,265
Fort Bend, TX, ISD:
GO, Series B, Refunding, PSF - GTD	0.875%	8/1/25	1,155,000	1,103,782	(a)(b)
GO, Series B, Refunding, PSF - GTD	0.720%	8/1/26	840,000	784,611	(a)(b)
Goose Creek, TX, Consolidated ISD, GO, Series B, PSF - GTD	0.600%	8/17/26	1,040,000	970,396	(a)(b)
Grapevine-Colleyville, TX, ISD, GO, PSF - GTD	5.000%	8/15/28	2,000,000	2,059,725
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Hospital, Memorial Hermann Health System, Refunding	5.000%	12/1/25	1,000,000	1,030,840
Hospital, Memorial Hermann Health System, Series A	5.000%	12/1/27	2,555,000	2,588,424
North Texas Tollway Authority Revenue:
First Tier, Series D, Refunding, AGC	0.000%	1/1/30	2,540,000	2,055,562
First Tier, Series D, Refunding, AGC	0.000%	1/1/31	2,340,000	1,820,708
Northside, TX, ISD, GO, Refunding, PSF - GTD	1.600%	8/1/24	3,005,000	2,964,137	(a)(b)
Pasadena, TX, ISD, GO, Series B, PSF - GTD	1.500%	8/15/24	5,275,000	5,195,642	(a)(b)

See Notes to Schedule of Investments.

10	Western Asset Short Duration Municipal Income Fund 2023 Quarterly Report

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - continued
San Antonio, TX, Electric and Gas Revenue, Junior Lien	1.750%	12/1/25	$4,100,000	$3,920,871	(a)(b)
Texas State:
Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series B (3 mo. Term SOFR x 0.670 + 0.262%)	4.500%	12/15/26	3,835,000	3,805,199	(b)
Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, Refunding	5.000%	12/15/27	3,750,000	3,853,983
Municipal Gas Acquisition & Supply Corp.
IV, Gas Supply Revenue, Series B	5.250%	1/1/26	1,200,000	1,225,194
Municipal Gas Acquisition & Supply Corp. IV, Gas Supply Revenue, Series B	5.250%	1/1/27	1,250,000	1,290,364
Texas State Transportation Commission Revenue, Highway Fund, First Tier Revenue, Series B, Remarketing	0.560%	4/1/26	1,500,000	1,381,802
Texas State Transportation Commission, Mobility Fund, GO, Series B	0.650%	4/1/26	2,500,000	2,302,780	(a)(b)
Texas State Water Financial Assistance Revenue, GO, Series B, Refunding	5.000%	8/1/31	2,500,000	2,657,031
Troy, TX, ISD, GO, Refunding, PSF - GTD	0.000%	8/1/29	925,000	757,325
University of Houston System Revenue, Consolidated Series A, Refunding	5.000%	2/15/30	2,000,000	2,077,602

Total Texas				51,881,941

Utah - 0.8%
Salt Lake City, UT, Airport Revenue:
Series A	5.000%	7/1/29	2,500,000	2,685,038	(c)
Series A	5.000%	7/1/32	505,000	528,853	(c)

Total Utah				3,213,891

Virginia - 0.6%
Wise County, VA, IDA, Solid Waste & Sewage Disposal Revenue, Virginia Electric & Power Co., Series A	0.750%	9/2/25	2,650,000	2,469,407	(a)(b)

Washington - 1.6%
Central Puget Sound Regional Transit Authority Revenue, Sales Tax & Motor Vehicle Excise Tax Improvement Bonds, Series S-2A, Green Bonds (SIFMA Municipal Swap Index Yield + 0.200%)	3.500%	11/1/26	2,000,000	1,965,914	(a)(b)
King County, WA, Issaquah School District No 411, GO	5.000%	12/1/32	2,000,000	2,111,521

See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2023 Quarterly Report	11

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Washington - continued
Port of Seattle, WA, Special Facility Revenue, Intermediate Lien, Series C	5.000%	5/1/25	$1,625,000	$1,657,002	(c)
Seattle, WA, Municipal Light & Power Revenue, Series B, Refunding (SIFMA Municipal Swap Index Yield + 0.250%)	3.550%	11/1/26	1,000,000	972,273	(a)(b)

Total Washington				6,706,710

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $433,312,275)				425,983,249

SHORT-TERM INVESTMENTS - 1.8%
MUNICIPAL BONDS - 1.8%
California - 0.0%††
California Statewide CDA, MFH Revenue, David Avenue Apartments, Series WW, LIQ - FHLMC	3.500%	12/1/42	100,000	100,000	(c)(f)(g)

Delaware - 0.5%
University of Delaware, Revenue, Series C, Refunding, SPA - TD Bank N.A.	3.200%	11/1/37	2,250,000	2,250,000	(f)(g)

Georgia - 0.1%
Bartow County, GA, Development Authority Revenue, Solid Waste Disposal Facility, Georgia Power Company Plant Bowen Project	3.750%	11/1/62	500,000	500,000	(c)(f)(g)

Indiana - 0.3%
Indiana State Finance Authority Hospital Revenue, Parkview Health System Obligated Group, Series B, Refunding, LOC - Wells Fargo Bank N.A.	3.400%	11/1/39	1,000,000	1,000,000	(f)(g)

Michigan - 0.0%††
Regents of the University of Michigan General Revenue, Series D-1	3.350%	12/1/24	100,000	100,000	(f)(g)

Mississippi - 0.4%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR, Chevron USA Inc. Project, Series E	3.400%	12/1/30	1,400,000	1,400,000	(f)(g)

Missouri - 0.1%
Missouri State HEFA Revenue, Educational Facilities, Saint Louis University, Series B-2, LOC - Wells Fargo Bank N.A.	3.350%	10/1/35	470,000	470,000	(f)(g)

New Jersey - 0.1%
New Jersey State Health Care Facilities Financing Authority Revenue, Hospital Capital Asset Financing Program, Series B, Refunding, LOC - TD Bank N.A.	3.250%	7/1/35	400,000	400,000	(f)(g)

See Notes to Schedule of Investments.

12	Western Asset Short Duration Municipal Income Fund 2023 Quarterly Report

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - 0.0%††
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2014, Series AA-3, Refunding, SPA - TD Bank N.A.	3.200%	6/15/49	$100,000	$100,000	(f)(g)

Pennsylvania - 0.1%
Pennsylvania State Turnpike Commission Revenue, Second Series, Refunding, LOC - TD Bank N.A.	3.250%	12/1/38	400,000	400,000	(f)(g)

Texas - 0.2%
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Houston Methodist Hospital, Series B, Refunding	3.200%	12/1/59	500,000	500,000	(f)(g)
Lower Neches Valley Authority, TX, Industrial Development Corp. Revenue, ExxonMobil Corp., Series B, Refunding	3.450%	11/1/29	300,000	300,000	(c)(f)(g)

Total Texas				800,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $7,520,000)				7,520,000

TOTAL INVESTMENTS - 101.5% (Cost - $440,832,275)				433,503,249
Liabilities in Excess of Other Assets - (1.5)%				(6,442,556)

TOTAL NET ASSETS - 100.0%				$427,060,693

††	Represents less than 0.1%.

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Securities traded on a when-issued or delayed delivery basis.

(f)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(g)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2023 Quarterly Report	13

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

Abbreviation(s) used in this schedule:

AGC	— Assured Guaranty Corporation — Insured Bonds
AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
BAM	— Build America Mutual — Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
CWA	— Clean Water Act
EDA	— Economic Development Authority
EFA	— Educational Facilities Authority
FHA	— Federal Housing Administration — Insured Bonds
FHLMC	— Federal Home Loan Mortgage Corporation
GO	— General Obligation
GTD	— Guaranteed
HDA	— Housing Development Authority
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
ISD	— Independent School District
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi— Family Housing
MTA	— Metropolitan Transportation Authority
PCR	— Pollution Control Revenue
PEA	— Public Energy Authority
PSF	— Permanent School Fund
Q-SBLF	— Qualified School Board Loan Fund
SIFMA	— Securities Industry and Financial Markets Association
SOFR	— Secured Overnight Financing Rate
SPA	— Standby Bond Purchase Agreement — Insured Bonds
USD	— Unified School District

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi- annual shareholder report.

See Notes to Schedule of Investments.

14	Western Asset Short Duration Municipal Income Fund 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Short Duration Municipal Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/ dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

15

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

16

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$425,983,249	—	$425,983,249

Short-Term Investments†	—	7,520,000	—	7,520,000

Total Investments	—	$433,503,249	—	$433,503,249

†	See Schedule of Investments for additional detailed categorizations.

17